OTHER COMPREHENSIVE INCOME - Changes in other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Changes in each component of other comprehensive income
Balance at the beginning of the period	¥ 360,739	¥ 134,619	¥ 121,742
Period change	(389,224)	226,120	12,877
Balance at the end of the period	(28,485)	360,739	134,619
Foreign currency translation adjustments
Changes in each component of other comprehensive income
Balance at the beginning of the period	180,367	42,237	26,794
Period change	(449,944)	138,130	15,443
Balance at the end of the period	(269,577)	180,367	42,237
Unrealized holding gain on securities
Changes in each component of other comprehensive income
Balance at the beginning of the period	186,153	96,460	94,140
Period change	78,215	89,693	2,320
Balance at the end of the period	264,368	186,153	96,460
Adjustments related to retirement and severance benefits
Changes in each component of other comprehensive income
Balance at the beginning of the period	(5,781)	(4,078)	808
Period change	(17,495)	(1,703)	(4,886)
Balance at the end of the period	¥ (23,276)	¥ (5,781)	¥ (4,078)